Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) $ in Millions	12 Months Ended
	Feb. 28, 2017 USD ($) stock_based_compensation_plan class_of_stock	Feb. 29, 2016 USD ($)	Feb. 28, 2015 USD ($)
Class of Stock [Line Items]
Number of classes of outstanding common stock | class_of_stock	2
Advertising expense | $	$ 552.8	$ 468.3	$ 406.1
Number of stock-based employee compensation plans | stock_based_compensation_plan	2
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock, dividend rights	10.00%